Long Term Investments, Net - Schedule of Long Term Investments, Net (Detail) - USD ($) $ in Thousands		May 31, 2025	May 31, 2024
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value		$ 7,851	$ 25,027
Equity securities without readily determinable fair value		82,473	23,659
Long term investments		388,481	355,812
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments		167,618	171,349
Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments		130,539	135,777
Sunlands [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value	[1]	6,319	8,091
Songtsam [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value	[2]	58,717
EEO Education Tech [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value	[3]	9,312	9,312
VM EDU Fund [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[4]	48,345	51,383
Golden Finance [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[5]	46,729	52,130
Happy Seed Cayman Ltd [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[6]	20,183	20,183
Uhozz [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[7]	17,890	17,890
New Oriental Education Industry Fund [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[8]	38,592	44,272
Thaiwoo Enterprise Management Co., Ltd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[9]	50,180	41,761
Other investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value		158	1,096
Equity securities without readily determinable fair value	[10]	14,444	14,347
Other investments [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[11]	30,501	33,933
Other investments [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[12]	45,737	45,574
Mobvoi Inc. ("Mobvoi") [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value	[13]	$ 1,374	$ 15,840

[1]	For the years ended May 31, 2023, 2024 and 2025, as the stock price of Sunlands fluctuated, loss of US$1,883, gain of US$4,503 and loss of US$1,772 were recorded in (loss)/gain from fair value change of investments on the Group’s consolidated statements of operations, respectively.
[2]	In September 2024, the Group invested 12.4% equity interests in Songtsam, a company engaged in the business of culture, tourism and accommodation and catering services. In November 2024, the Group acquired another additional 6.0% equity interests from other third parties. The Group accounted for the investment as equity securities without readily determinable fair value as Songtsam is a private company without readily determinable fair value and the investment is with liquidation preference. For the year ended May 31, 2025, no impairment loss was recorded from this investment.
[3]	In April 2017, the Group acquired 10% equity interests in EEO, a company engaged in the business of developing on-line classroom product. The Group accounted for the investment as equity securities without readily determinable fair value as EEO is a private company without readily determinable fair value. For the years ended May 31, 2023, 2024 and 2025, no impairment loss was recorded from this investment.
[4]	In June 2019, VM EDU Fund I, L.P., a market-driven investment entity, was established. The Group participates in VM EDU Fund I, L.P. as a limited partner and invested US$48,345 in VM EDU Fund I, L.P. as of May 31, 2025. The Group accounts for the investment under the equity method in accordance with Equity Method of Accounting (“ASC 323”) because the Group is a limited partner and owns 49.7% interest in VM EDU Fund I, L.P.
[5]	In April 2015, the Group invested 9.8% equity interests in Golden Finance, a company engaged in training program business associated with finance and business management. In November 2015, the Group further subscribed 9.8% equity interests. In May 2019, the Group disposed of 7.2% equity interests for a total consideration of US$33,156. The Group accounts for the investment as available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.
[6]	In August 2019, the Group invested 6.4% equity interests in Happy Seed, a company engaged in cultivating logical thinking skill. In September 2020, the Group further subscribed additional 1.6% equity interests. The Group accounts for the investment as available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.
[7]	In May 2015, the Group invested in Uhozz, a company providing oversea rental agency services, for a 10.0% equity interests with redemption and liquidation preferences. In March 2018, the Group further subscribed to 15.2% series B preferred shares. The Group accounted for the investment as available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.
[8]	In July 2018, Education Industry Fund was established. There are two general partners in the fund, which include an entity invested by Mr. Yu and an unrelated third party. The Group participates in Education Industry Fund as a limited partner and invested US$38,592 in Education Industry Fund as of May 31, 2025. The Group accounts for the investment under the equity method in accordance with ASC 323, because the Group is a limited partner and owns 36.3% interest in Education Industry Fund.
[9]	In January 2024, the Group invested in Thaiwoo Management, a company engaged in the business of real estate and ski resort operation, with a consideration of US$55,574. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group has significant influence and owns 35.0% interest in Thaiwoo Management.
[10]	The Group holds several insignificant investments in third-party private companies and has no ability to exercise significant influence over the investees. Those investments were accounted for using the measurement alternative when there is no readily determinable fair value for the investments. The Group recorded nil, US$4,358 and US$803 impairment loss on these investments for the years ended May 31, 2023, 2024 and 2025, respectively.
[11]	The Group holds from 5.5% to 49.0% equity interests in other 8 third-party companies through investments in their common shares or in-substance common shares as of May 31, 2025. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. For the years ended May 31, 2023, 2024 and 2025, the Group recorded impairment loss of US$3,892, nil and nil, respectively.
[12]	Other available-for-sale investments represent several insignificant individual investments classified as available-for-sale investments as of May 31, 2024 and 2025. Realized gains of nil and US$244 were recorded in realized gain from long-term investments for the years ended May 31, 2024 and 2025, respectively. The Group recorded US$11,693 and US$4,412 impairment loss on these investments for the years ended May 31, 2024 and 2025, respectively.
[13]	In September 2020, the Group invested 2.3% equity interests in Mobvoi, a company engaged in providing AI-generated content solutions, AI enterprise solutions, smart devices and accessories with generative AI and voice interaction technologies. The Group accounted for the investment as equity securities without readily determinable fair value as Mobvoi is a private company without readily determinable fair value. On April 24, 2024, Mobvoi Inc. completed Initial Public Offering (“IPO”) on the Stock Exchange of Hong Kong Limited, and the Group started to account for the investment as equity securities with readily determinable fair value. For the year ended May 31, 2024, the fair value change related to the investment in Mobvoi Inc. was US$12,760. For the year ended May 31, 2025, with the stock price of Mobvoi fluctuated, loss of US$14,508 was recorded in (loss)/gain from fair value change of investments on the Group’s consolidated statements of operations.